EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 141,816	$ 130,078	$ 144,349
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	136,459	122,025
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	5,357	8,053
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	141,816	130,078
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	195	216
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	195	216
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	5,357	8,053
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	5,357	8,053
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	75,720	74,453
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	75,720	74,453
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	60,544	47,356
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 60,544	$ 47,356